ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Disclosure of detailed information about assets and liabilities classified as held for sale
The major classes of assets and liabilities classified as held for sale are as follows as at December 31, 2025 and 2024:

US$ MILLIONS	2025	2024
Assets
Cash and cash equivalents	$12	$—
Accounts receivable and other current assets	118	42
Current assets	130	42
Property, plant and equipment	468	1,775
Intangible assets	1,608	105
Other non-current assets	140	36
Total assets classified as held for sale	$2,346	$1,958

Liabilities
Accounts payable and other liabilities	$289	$12
Deferred income tax liability	419	—
Non-recourse borrowings	581	1,197
Total liabilities associated with assets held for sale	1,289	1,209
Net assets classified as held for sale	$1,057	$749